FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of information about the company's financial assets and liabilities measured on recurring basis	The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2022 by level within the fair value hierarchy:

	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account – money market funds	$278,045,659	$—	$—
Liabilities:
Derivative public warrant liabilities	2,490,771	—	—
Derivative private warrant liabilities	—	—	8,771,879

Total Fair Value	$280,536,430	$—	$8,771,879

The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2021 by level within the fair value hierarchy:

	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account - money market funds	$278,022,397	$—	$—
Liabilities:
Derivative public warrant liabilities	4,677,805	—	—
Derivative private warrant liabilities	—	—	8,662,912

Total Fair Value	$282,700,202	$—	$8,662,912

Schedule of quantitative information regarding Level 3 fair value measurements inputs
The following table provides the significant unobservable inputs used in the Modified Black Scholes model to measure the fair value of the Private Placement Warrants:

	At March 8, 2021 (Initial Measurement)	As of December 31, 2021	As of March 31, 2022
Stock price	10.02	9.90	9.86
Strike price	11.50	11.50	11.50
Probability of completing a Business Combination	90.0%	100%	100%
Remaining term (in years)	5.5	5.0	5.0
Volatility	15.00%	22.00%	20.00%
Risk-free rate	0.96%	1.26%	2.41%
Fair value of warrants	0.86	1.59	1.61
The following table provides the significant unobservable inputs used in the Modified Black Scholes model to measure the fair value of the over-allotment option:

	At March 8, 2021 (Initial Measurement)	As of March 31, 2021
Unit price	10.02	10.35
Exercise price	9.80	9.80
Contractual term	0.11	0.05
Volatility	15.00%	15.00%
Risk-free rate	0.04%	0.01%
Fair value of over-allotment option	0.32	0.56

The following table provides the significant unobservable inputs used in the Modified Black Scholes model to measure the fair value of the Private Placement Warrants:

	At March 8, 2021 (Initial Measurement)	As of December 31, 2021
Stock price	10.02	9.90
Strike price	11.50	11.50
Probability of completing a Business Combination	90.0%	100%
Remaining term (in years)	5.5	5.0
Volatility	15.00%	22.00%
Risk-free rate	0.96%	1.26%
Fair value of warrants	0.86	1.59

At March 8, 2021 (Initial Measurement)
Unit price	10.02
Exercise price	9.80
Contractual term	0.11
Volatility	15.00%
Risk-free rate	0.04%
Fair value of over-allotment option	0.32

Schedule of change in the fair value of the warrant liabilities
The following table provides a summary of the changes in the fair value of the Company’s financial instruments that are measured at fair value on a recurring basis:

	Level 3	Level 1	Warrant Liabilities
Fair value as of December 31, 2020	$—	$—	$—
Initial measurement at March 8, 2021	9,152,167	4,730,000	13,882,167
Initial measurement of over-allotment warrants	545,935	488,811	1,034,746
Change in valuation inputs or other assumptions	(1,035,190)	(541,006)	(1,576,196)

Fair value as of December 31, 2021	8,662,912	4,677,805	13,340,717
Change in valuation inputs or other assumptions	108,967	(2,187,034)	(2,078,067)
Fair value as of March 31, 2022	8,771,879	2,490,771	11,262,650

The following table provides a summary of the changes in the fair value of the Company’s Level 3 financial instruments that are measured at fair value on a recurring basis:

	Private Placement	Public	Warrant Liabilities
Fair value as of December 31, 2020	$—	$—	$—
Initial measurement at March 8, 2021	9,152,167	4,730,000	13,882,167
Initial measurement of over-allotment warrants	545,935	488,811	1,034,746
Change in valuation inputs or other assumptions	(1,035,190)	(541,006)	(1,576,196)

Fair value as of December 31, 2021	8,662,912	4,677,805	13,340,717